Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Future Minimum Time-Charter Receipts
Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2026, based on commitments relating to their non-cancellable time charter contracts as of June 30, 2026, are as follows:

Year ending December 31,	Time Charter receipts
2026 (remainder)	12,088
2027	21,950
2028	21,952
2029	21,892
2030 and thereafter	18,894
Total	96,776

Future minimum time-charter receipts of the Company’s vessel under construction as of June 30, 2026, are as follows

Year ending December 31,	Time Charter receipts
2026 (remainder)	-
2027	-
2028	-
2029	319
2030 and thereafter	45,919
Total	46,238